Other operating income	12 Months Ended
Dec. 31, 2023
Other operating income.
Other operating income
19 .	Other operating income
Other operating income consists of government grants, claims income and other miscellaneous income. Government grants related to depreciable assets are recognized in statement of income over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets. Claims income represents settlements received from insurance claims against suppliers who breached the contractual terms.
Other operating income is comprised of:

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Government grants	503,685	451,664	495,078
Claims income	175,499	202,649	168,940
Others	245,395	70,519	137,542

Total other operating income	924,579	724,832	801,560